UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2011 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

January 31, 2011 (unaudited)

COMMON STOCKS—99.21%

Shares		Value
MALAYSIA—0.93%
Automotive—0.93%
2,306,000	DRB-Hicom Berhad	1,433,939

SINGAPORE—98.28%
Agriculture & Food—2.48%
6,982,000	Golden Agri-Resources Ltd.	3,836,563

Banks—18.19%
1,752,531	Oversea-Chinese Banking Corp. Ltd.	13,482,058
949,050	United Overseas Bank Ltd.	14,646,290
		28,128,348
Conglomerate—10.55%
170,800	Jardine Matheson Holdings Ltd.	7,962,696
3,798,818	Noble Group Ltd.	6,454,734
470,000	Sembcorp Industries Ltd. †	1,890,257
		16,307,687
Diversified—2.24%
123,000	Jardine Strategic Holdings Ltd.	3,456,300

Diversified Financial—5.33%
1,251,000	Singapore Exchange Ltd.	8,248,995

Food, Beverage, Tobacco—4.96%
1,601,000	Indofood Agri Resources Ltd. *	3,107,163
1,924,500	Olam International Ltd.	4,560,000
		7,667,163
Health & Personal Care—7.21%
2,721,000	Wilmar International Ltd.	11,155,464

Hotels—2.44%
1,462,000	Overseas Union Enterprises Ltd.	3,771,800

Mining—2.60%
5,573,000	Midas Holdings Ltd.	4,017,946

Property Development—16.64%
1,364,000	Capitaland Ltd. †	3,827,280
168,000	City Developments Ltd.	1,487,514
6,171,347	Genting Singapore Plc., Ltd. *	9,716,384
1,132,000	Hongkong Land Holdings, Ltd.	7,969,280
2,266,000	Yanlord Land Group Ltd.	2,719,906
		25,720,364

See accompanying notes to financial statements.

1

Real Estate Investment Trust—2.31%
3,267,000	Cambridge Industrial Trust	1,324,115
1,374,000	CDL Hospitality Trusts	2,248,948
		3,573,063
Shipyards—8.35%
685,000	Keppel Corp. Ltd.	6,246,687
840,000	Sembcorp Marine Ltd. †	3,528,917
2,161,000	Yangzijiang Shipbuilding Holdings Ltd.	3,132,860
		12,908,464
Telecommunications—6.59%
4,215,000	Singapore Telecommunications Ltd. †	10,184,334

Transportation - Air—3.06%
411,000	Singapore Airlines Ltd. †	4,728,262

Transportation - Marine—4.76%
1,908,000	Cosco Corp. (Singapore) Ltd.	3,241,964
3,223,400	Ezra Holdings Ltd.	4,120,324
		7,362,288
Wholesale Distribution—0.57%
33,000	Jardine Cycle & Carriage Ltd.	874,513

Total Singapore Common Stocks		151,941,554

Total Common Stocks (Cost—$123,082,581)		153,375,493

TIME DEPOSITS—0.13%

Principal
Amount
(000)
U.S. DOLLAR —0.13%
207	JPMorgan Chase Bank, 0.10%, due 2/1/11 (Cost—$206,658)		206,658

Total Investments—99.34% (Cost—$123,289,239)			153,582,151

Other assets less liabilities—0.66%			1,024,032

NET ASSETS
	(Applicable to 9,968,414 shares of capital stock outstanding; equivalent to $15.51 per share)	—100.00%	$154,606,183

† Deemed to be an affiliated issuer (see next page).

* Non-income producing securities.

See accompanying notes to financial statements.

2

Affiliated Holdings

Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Fund’s Manager.  Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

	Number			Number
	of Shares			of Shares	Market
	Held			Held	Value at
	October 31,	Purchase	Sales	January 31,	January 31,	Dividend
Name of Affiliated Holding	2010	Cost	Cost	2011	2011	Income
Capitaland Ltd.	1,364,000	$—	$—	1,364,000	$3,827,280	$—
Neptune Orient Lines Ltd.	674,000	—	841,083	—	—	—
SIA Engineering Co. Ltd.	1,299,663	—	3,224,627	—	—	59,842
Sembcorp Industries Ltd.	470,000	—	—	470,000	1,890,257	—
Sembcorp Marine Ltd.	—	3,170,584	—	840,000	3,528,917	—
Singapore Airlines Ltd.	533,000	—	1,233,175	411,000	4,728,262	82,228
Singapore Technologies Engineering Ltd.	1,280,000	—	2,832,765	—	—	—
Singapore Telecommunications Ltd.	4,889,000	1,702,047	2,228,385	4,215,000	10,184,334	181,048
Total					$24,159,050	$323,118

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund’s Manager.  The Fund’s Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$153,582,151
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$153,582,151

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of January 31, 2011 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (“POI”).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at January 31, 2011 was $123,160,038, excluding short-term interest-bearing investments.  At January 31, 2011, the net unrealized appreciation on investments, excluding short-term securities, of $30,215,455 was composed of gross appreciation of $32,502,000 for those investments having an excess of value over cost, and gross depreciation of $2,286,545 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: February 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: February 8, 2011
John J. O’Keefe, Vice President and Principal Financial Officer

By	\s\ Masaaki Goto	Date: February 8, 2011
Masaaki Goto, Chairman